UNITED STATES	OMB APPROVAL OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21078

Registrant Name: PIMCO New York Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas
New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas
New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2009

Date of Reporting Period: February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO New York Municipal Income Fund II Schedule of Investments February 28, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value	*
NEW YORK MUNICIPAL BONDS & NOTES—90.5%
$2,400	Erie Cnty. Industrial Dev. Agcy., Orchard Park Rev.,
	6.00%, 11/15/36	NR/NR	$1,487,424
10,000	Erie Cnty. Tobacco Asset Securitization Corp. Rev.,
	6.50%, 7/15/32, (Pre-refunded @ $101, 7/15/10) (a)	NR/AAA	10,817,300
	Liberty Dev. Corp. Rev.,
4,120	5.25%, 10/1/35 (d)	A1/A	3,376,422
	Goldman Sachs Headquarters,
3,000	5.25%, 10/1/35	A1/A	2,458,560
3,500	5.50%, 10/1/37	A1/A	2,926,280
	Metropolitan Transportation Auth. Rev.,
1,850	5.00%, 11/15/30, Ser. A (FSA)	Aa3/AAA	1,830,538
8,000	5.25%, 11/15/31, Ser. E	A2/A	7,792,400
7,000	5.35%, 7/1/31, Ser. B	A1/AAA	6,909,630
3,570	Mortgage Agcy. Rev., 4.75%, 10/1/27, Ser. 128	Aa1/NR	3,335,594
2,400	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside,
	6.70%, 1/1/43, Ser. A	NR/NR	1,823,472
4,000	New York City, GO, 5.00%, 3/1/33, Ser. I	Aa3/AA	3,710,160
	New York City Health & Hospital Corp. Rev.,
1,100	5.375%, 2/15/26, Ser. A	A1/A+	1,095,721
2,000	5.45%, 2/15/26, Ser. A	A1/A+	2,002,080
	New York City Industrial Dev. Agcy. Rev.,
975	Eger Harbor, 4.95%, 11/20/32, Ser. A (GNMA)	NR/AA+	855,270
1,415	Liberty Interactive Corp., 5.00%, 9/1/35	Ba2/BB+	948,517
1,500	Queens Baseball Stadium, 6.50%, 1/1/46	Aa2/AAA	1,590,330
1,205	Staten Island Univ. Hospital, 6.45%, 7/1/32, Ser. C	Ba2/NR	923,307
1,500	United Jewish Appeal Fed., 5.00%, 7/1/27	Aa1/NR	1,516,665
	Yankee Stadium,
5,000	5.00%, 3/1/31, (FGIC)	Baa3/BBB-	4,083,500
2,400	5.00%, 3/1/36, (MBIA)	Baa1/AA	1,886,400
4,900	7.00%, 3/1/49	Aa2/AAA	5,233,837
1,500	New York City Municipal Water Finance Auth. Rev.,
	5.25%, 6/15/40, Ser. EE	Aa3/AA+	1,505,790
	New York City Transitional Finance Auth. Rev.,
10,000	5.00%, 11/1/27, Ser. B	Aa1/AAA	10,079,100
5,000	5.25%, 1/15/39, Ser. S-3	A1/AA-	4,824,450
7,785	New York City Trust for Cultural Res. Rev.,
	5.00%, 2/1/34, (MBIA-FGIC)	Aa3/AA-	7,664,722
3,600	Port Auth. of New York & New Jersey Rev.,
	5.00%, 4/15/32, Ser. 125 (FSA)	Aa3/AAA	3,607,848
	State Dormitory Auth. Rev.,
3,000	5.00%, 3/15/38, Ser. A	NR/AAA	2,897,490
80	5.25%, 9/1/28, (Pre-refunded @ $102, 9/1/09) (Radian)(a)	A3/BBB+	83,390
1,320	5.25%, 9/1/28, (Radian)	A3/BBB+	1,169,718
7,490	5.50%, 5/15/31, Ser. A (AMBAC)	Aa3/AA-	7,404,165
2,600	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB	2,216,188
2,000	Kaleida Health Hospital, 5.05%, 2/15/25, (FHA)	NR/AAA	1,879,360
5,300	Lenox Hill Hospital, 5.50%, 7/1/30	Ba1/NR	4,028,795
1,000	New York Univ. Hospital, 5.625%, 7/1/37, Ser. B	Ba2/BB	675,810
5,850	North General Hospital, 5.00%, 2/15/25	NR/AA-	5,525,032
5,000	Rochester General Hospital, 5.00%, 12/1/35, (Radian)	A3/BBB+	3,539,050
	Teachers College,
4,270	5.00%, 7/1/32, (MBIA)	A1/NR	4,289,172
3,000	5.50%, 3/1/39	A1/NR	2,935,320
3,000	Yeshiva Univ., 5.125%, 7/1/34, (AMBAC)	Aa2/NR	2,705,700

PIMCO New York Municipal Income Fund II Schedule of Investments February 28, 2009 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value	*
$1,000	State Thruway Auth. Rev., 4.75%, 1/1/29, Ser. G (FSA)	Aa3/AAA	$937,980
6,000	State Urban Dev. Corp. Rev., 5.00%, 3/15/36, Ser. B-1 (d)	NR/AAA	5,818,260
14,500	Tobacco Settlement Asset Backed, Inc. Rev.,
	5.75%, 7/15/32, Ser. 1, (Pre-refunded @ $100, 7/15/12) (a)	Aaa/AAA	16,493,460
	Triborough Bridge & Tunnel Auth. Rev.,
710	5.00%, 1/1/32, (FGIC-TCRS)	Aa2/AA-	705,172
5,000	5.25%, 11/15/34 (d)	Aa2/AA-	5,079,350
1,815	Ulster Cnty. Industrial Dev. Agcy. Rev., 6.00%, 9/15/37, Ser. A	NR/NR	1,198,608
2,000	Warren & Washington Cntys. Industrial Dev. Agcy. Rev.,
	Glens Falls Hospital, 5.00%, 12/1/35, Ser. A (FSA)	Aa3/AAA	1,931,200
750	Westchester Cnty. Industrial Dev. Agcy. Continuing Care
	Retirement Rev., Kendal on Hudson, 6.50%, 1/1/34,
	(Pre-refunded @ $100, 1/1/13) (a)	NR/NR	878,190
	Total New York Municipal Bonds & Notes (cost—$171,957,006)		166,676,727

OTHER MUNICIPAL BONDS & NOTES—4.9%
	Puerto Rico—4.9%
4,600	Aqueduct & Sewer Auth. Rev., 6.00%, 7/1/38, Ser. A	Baa3/BBB-	4,190,324
5,675	Children's Trust Fund Tobacco Settlement Rev., 5.625%, 5/15/43	Baa3/BBB	3,797,029
	Sales Tax Financing Corp. Rev.,
14,250	zero coupon, 8/1/54, Ser. A (AMBAC)	A1/A+	569,002
12,900	zero coupon, 8/1/56, Ser. A	A1/A+	407,898
	Total Other Municipal Bonds & Notes (cost—$12,490,708)		8,964,253

CORPORATE BONDS & NOTES (c)—2.0%
4,300	American General Finance Corp., 4.625%, 9/1/10	Baa1/BB+	2,095,201
1,900	CIT Group, Inc., 5.80%, 7/28/11	Baa2/BBB+	1,424,244
300	International Lease Finance Corp., 1.469%, 5/24/10, FRN	Baa1/BBB+	212,022
	Total Corporate Bonds & Notes (cost—$4,384,864)		3,731,467

OTHER VARIABLE RATE NOTES (b)—1.0%
	Puerto Rico—1.0%
1,900	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A (cost—$1,965,345)	Ba1/BBB-	1,870,037

SHORT-TERM INVESTMENTS (c)—1.6%
Corporate Notes—1.6%
	American General Finance Corp.,
700	1.785%, 10/2/09, FRN	Baa1/BB+	611,923
500	4.625%, 5/15/09	Baa1/BB+	429,773
1,900	CIT Group, Inc., 4.125%, 11/3/09	Baa2/BBB+	1,775,305
200	International Lease Finance Corp., 1.494%, 1/15/10, FRN	Baa1/BBB+	160,644
	Total Corporate Notes (cost—$2,950,002)		2,977,645

	Total Investments (cost-$193,747,925)—100.0%		$184,220,129

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)

Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2009.

(c)	All or partial amount segregated as collateral for reverse repurchase agreements.
(d)

Residual Interest Bonds held in trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FRN—Floating Rate Note, maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on February 28, 2009.
FSA—insured by Financial Security Assurance, Inc.
GNMA—insured by Government National Mortgage Association
GO—General Obligation Bond
MBIA—insured by Municipal Bond Investors Assurance
NR—Not Rated
Radian—insured by Radian Guaranty, Inc.
TCRS—Temporary Custodian Receipts

Other Investments:

(1) Open reverse repurchase agreements at February 28, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Barclays Bank	0.90%	1/28/09	3/2/09	$964,747	$964,000
	0.90%	2/25/09	3/12/09	4,343,326	4,343,000
Credit Suisse First Boston	0.85%	2/19/09	3/6/09	348,074	348,000
					$5,655,000

Collateral for open reverse repurchase agreements at February 28, 2009 as reflected in the Schedule of Investments:

					Market
Counterparty	Description	Rate	Maturity Date	Principal	Value
Barclays Bank	American General Finance Corp.	1.785%	10/2/09	$700,000	$611,923
	American General Finance Corp.	4.625%	5/15/09	500,000	429,773
	American General Finance Corp.	4.625%	9/1/10	4,300,000	2,095,201
	CIT Group, Inc.	4.125%	11/3/09	1,900,000	1,775,305
	CIT Group, Inc.	5.80%	7/28/11	1,900,000	1,424,244
Credit Suisse First Boston	International Lease Finance Corp.	1.469%	5/24/10	300,000	212,022
	International Lease Finance Corp.	1.494%	1/15/10	200,000	160,644
					$6,709,112

Fair Value Measurements–Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair-value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the "exit price") in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•   Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•   Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges
•   Level 3 – valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended February 28, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at February 28, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	184,220,129
Level 3 - Significant Unobservable Inputs	—
Total	$184,220,129

Item 2. Controls and Procedures
(a) The registrant's President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits
      (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO New York Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 20, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 20, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: April 20, 2009